Derivative Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest expense
Reconciliation to Consolidated Statements of Operations
Effect from derivatives	$ 4,293
Predecessor | Other expenses
Reconciliation to Consolidated Statements of Operations
Effect from derivatives		(428)	(1,122)	(654)
De-designated hedges | Predecessor | Other expenses
Reconciliation to Consolidated Statements of Operations
Reclassification of amounts recorded in AOCI		(416)	(1,130)	(1,130)
Interest rate swap agreements | Interest expense
Amount of Gain or (Loss) Recognized in Income on Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives not designated as a hedge	4,293
Interest rate swap agreements | Predecessor | Other expenses
Amount of Gain or (Loss) Recognized in Income on Derivatives
Ineffectiveness of Derivatives designated as cash flow hedges		(12)	(53)	(82)
Interest rate cap agreements | Predecessor | Other expenses
Amount of Gain or (Loss) Recognized in Income on Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives not designated as a hedge			$ 61	$ 558